General	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1 - General

Silicom Ltd. is an Israeli corporation engaged in designing, manufacturing, marketing and supporting high performance networking and data infrastructure solutions for a broad range of servers, server based systems and communications devices.

The Company's shares have been traded in the United States on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") since February 1994. Since January 2, 2014 the Company's shares have been traded on the NASDAQ Global Select Market (prior thereto they were traded on the NASDAQ Global Market).

In these financial statements the terms "Company" or "Silicom" refer to Silicom Ltd. and its wholly owned subsidiaries, Silicom Connectivity Solutions, Inc. (hereinafter - "Silicom Inc.") and Silicom Denmark A/S (Fiberblaze A/S) (hereinafter – "Silicom Denmark"), whereas the term "subsidiaries" refers to Silicom Inc. and Silicom Denmark.

The significant outbreak of a contagious disease, Covid-19, which was declared a pandemic by the World Health Organization in March 2020, has resulted in a widespread health crisis that has adversely affected the economies and financial markets of many countries, resulting in a global economic downturn. As a response to the spread of Covid-19 many countries, including Israel, USA and Denmark where most of the Company's workforce is located, have been taking measures designated to limit the continued spread of Covid-19, including the closure of workplaces, restricting travel, prohibiting assembling, closing international borders and quarantining populated areas. Many Governments around the globe introduced temporary emergency regulations requiring all residents to remain in their homes along with limitations on which business are allowed to remain open and the number of workers allowed at each site. While Israel, USA and Denmark began vaccinating their population in 2020 and 2021, it is still unclear to what extent the vaccines will be able to stop the spread of the pandemic, especially because it is still unknown whether the vaccine is effective in neutralizing all variants of the virus. While the full impact of the Covid-19 pandemic is still unknown at this time, the Company is closely monitoring the developments and continually assessing the potential impact on its business. The Company's business may be adversely affected by the Covid-19 pandemic related risks, which may lead to an adverse effect on the Company's financial performance, revenue, financial position and results.